Commitments and Contingencies (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Commercial Litigation - Cogent Inc. Delaware Court of Chancery
Loss contingencies
Number of Cogent, Inc. shares held by subsidiary shareholders that have asserted appraisal rights	5,800,000
Fair value paid for Cogent shares at closing date (in dollars per share)	$ 10.50
Fair value of Cogent shares on closing date of acquisition as determined later by court (in dollars per share)	$ 10.87
Commercial Litigation - Ceradyne Inc.
Loss contingencies
Number of purported class actions filed	4
Number of Ceradyne shareholders who filed petition for appraisal rights under Delaware law	1
Commercial Litigation - Ceradyne Inc. California Superior Court
Loss contingencies
Number of purported class actions filed	2
Commercial Litigation - Ceradyne Inc. Delaware Chancery Court
Loss contingencies
Number of purported class actions filed	2
Number of purported shares held by Ceradyne shareholder who filed petition for appraisal rights	16,656
Commercial Litigation - Meda AB
Loss contingencies
The estimated minimum amount the lawsuit seeks to recover	$ 300
Number of claims filed	3
Commercial Litigation - TransWeb Corporation
Loss contingencies
Number of counts jury did not rule in favor of Transweb	1